Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 18. Entity-Wide Disclosure

Net sales by geographic area were as follows:

in thousands	Year ended December 31,
	2012	2011	2010
North America	$113,854	$82,373	$60,548
Europe & Middle East	62,781	49,885	34,572
Asia Pacific	35,450	21,506	20,662
Latin America	3,159	2,130	2,062
	$215,244	$155,894	$117,844

Property, plant and equipment by geographical location were as follows:

in thousands	December 31,
	2012	2011
North America	$45,545	$38,974
Europe & Middle East	15,411	616
Asia Pacific	1,114	79
Latin America	-	-
	$62,070	$39,669

No single customer accounted for 10% or more of Company’s total net sales in any fiscal year presented.